Property, Plant and Equipment: (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Property Plant And Equipment Details [Abstract]
Cost: Machinery and equipment	$ 18,985,828	$ 18,985,828
Accumulated Depreciation: Machinery and equipment	0	0
Net: Machinery and equipment	18,985,828	18,985,828
Cost: Furniture and office equipment	529,648	526,363
Accumulated Depreciation: Furniture and office equipment	(501,190)	(485,409)
Net: Furniture and office equipment	28,458	40,954
Cost: Leasehold improvements	41,190	41,190
Accumulated Depreciation: Leasehold improvements	(41,190)	(41,190)
Net: Leasehold improvements	0	0
Cost: Venezuelan property and equipment	171,445	171,445
Accumulated Depreciation: Venezuelan property and equipment	(157,445)	(157,445)
Net: Venezuelan property and equipment	14,000	14,000
Cost: Mineral property	275,010	150,010
Accumulated Depreciation: Mineral property	0	0
Net: Mineral property	275,010	150,010
Total cost property, plant and equipment	20,003,121	19,874,836
Total Accumulated Depreciation	(699,825)	(684,044)
Total net property, plant and equipment	$ 19,303,296	$ 19,190,792